Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in our Compensation Discussion and Analysis, our executive compensation program is designed to reflect a strong focus on pay-for-performance to drive superior financial results and value creation and strongly align our executives’ interests with those of our shareholders. The following table and accompanying disclosures report “compensation actually paid” (“CAP”) to our CEO and the average of such pay to our other NEOs (“Other NEOs”), along with other specified financial performance measures. The amounts shown for CAP are calculated in accordance with SEC rules and do not reflect the actual amount of compensation earned by or paid to our NEOs.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income (in millions)(7) ($)	One-Year Relative TSR (percentile rank)(8)
2023	13,022,431	15,217,383	3,806,336	3,882,166	134.98	131.14	839	44.1st
2022	12,969,306	6,616,958	3,660,540	2,012,724	114.30	114.65	1,880	61.6th
2021	12,715,531	17,032,291	4,028,448	4,631,147	143.50	141.81	2,607	46.3rd
2020	11,159,069	12,495,593	4,102,792	4,057,420	113.07	121.07	797	32.1st
(1)	Represents total compensation reported for our CEO, Mr. Stockfish, as set forth in the Total column of the Summary Compensation Table for the applicable year.
(2)	Represents CAP For Mr. Stockfish, as calculated in accordance with SEC rules. The following table shows the adjustments made to CEO total compensation in arriving at CAP for the applicable year.
Year	Summary Compensation Table Total for CEO ($)	Reported Grant Date Fair Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to CEO ($)
2023	13,022,431	(9,406,128)	11,709,348	(330,403)	222,135	15,217,383
2022	12,969,306	(8,765,081)	2,153,628	0	259,105	6,616,958
2021	12,715,531	(7,857,107)	12,240,850	(326,224)	259,241	17,032,291
2020	11,159,069	(6,942,865)	8,671,282	(581,691)	189,798	12,495,593
(a)	Represents amounts reported in the Stock Awards column in the Summary Compensation Table for each applicable year.
(b)
Equity award adjustments for each applicable year include the addition or subtraction of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (iv) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during the applicable year, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during the applicable year is reflected in the fair value of such awards. There were no equity awards that were granted and vested in the same year for any applicable year, and we generally do not grant such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO are set forth in the following table.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year ($)	Prior Year-End Fair Value of Equity Awards Forfeited During the Year ($)	Total Equity Award Adjustments ($)
2023	10,131,574	1,016,653	561,121	—	11,709,348
2022	6,470,132	(4,294,677)	(21,827)	—	2,153,628
2021	10,006,949	2,141,378	92,523	—	12,240,850
2020	7,674,440	1,111,101	(114,259)	—	8,671,282
(c)	Represents amounts reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the Summary Compensation Table for each applicable year.
(d)
Pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2023	222,135	—	222,135
2022	259,105	—	259,105
2021	259,241	—	259,241
2020	189,798	—	189,798
(3)
Represents the average of the amounts of total compensation reported for our named executive officers as a group, excluding Mr. Stockfish (“Other NEOs”) as set forth in the Total column of the Summary Compensation Table for the applicable year. Our Other NEOs for each year presented were as follows: for 2020, Russell S. Hagen, Adrian M. Blocker, James A. Kilberg and Keith J. O’Rear; for 2021, Nancy S. Loewe, Russell S. Hagen, Kristy T. Harlan and Keith J. O’Rear; for 2022, Nancy S. Loewe, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear; and for 2023, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear.

(4)
Represents the average amount of CAP for our Other NEOs as a group as calculated in accordance with SEC rules. The following table shows the adjustments made to the average total compensation of our Other NEOs in arriving at CAP for the applicable year.

Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Grant Date Fair Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Other NEOs ($)
2023	3,806,336	(2,005,675)	2,418,452	(406,507)	69,560	3,882,166
2022	3,660,540	(1,801,157)	95,212	(8,647)	66,776	2,012,724
2021	4,028,448	(1,860,787)	2,790,414	(367,558)	40,630	4,631,147
2020	4,102,792	(1,817,211)	2,378,401	(680,555)	73,993	4,057,420
(a)
Equity award adjustments made in computing the total average adjustments for the Other NEOs employ the same methodology used in making equity award adjustments for the CEO. The following table shows the amounts deducted or added in calculating the total average equity awards adjustments for the Other NEOs.

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End ($)	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	Average Fair Value as of Prior Year End of Equity Awards That Failed to Meet Vesting Conditions During the Year ($)	Total Equity Award Adjustments ($)
2023	2,151,833	191,725	74,894	—	2,418,452
2022	1,050,009	(516,427)	(20,629)	(417,741)	95,212
2021	2,378,529	386,926	24,959	—	2,790,414
2020	2,018,468	414,516	(54,583)	—	2,378,401
(b)
The average pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2023	69,560	—	69,560
2022	66,776	—	66,776
2021	40,630	—	40,630
2020	73,993	—	73,993
(5)	Represents cumulative TSR of the company for the applicable year.
(6)	Represents cumulative TSR of the S&P Global Timber and Forestry Index for the applicable year.
(7)	Represents net income as reported in the company’s audited financial statements for the applicable year.
(8)
Represents the company’s percentile ranking for the applicable year based on its One-Year TSR relative to that of a comparator group of industry peers used in our PSU long-term incentive awards. The industry peer group for the applicable year corresponds to the composition of the peer group for the same PSU plan year. The Compensation Committee has identified One-Year Relative TSR as the “Company Selected Measure”. While the committee does not view this measure as the single most important financial measure of performance used in the company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the Pay Versus Performance Table as the Company Selected Measure. The committee chose this measure because relative TSR is the basis for the performance goal in the PSU plan, in which all NEOs participate. In the PSU plan, relative TSR is measured over a three-year performance period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a one-year period) in the table. Other important measures of performance, such as Adjusted EBITDA and RONA, are used in different combinations in our short-term incentive plan performance goals among the NEOs.

Company Selected Measure Name	One-Year Relative TSR
Named Executive Officers, Footnote
(1)	Represents total compensation reported for our CEO, Mr. Stockfish, as set forth in the Total column of the Summary Compensation Table for the applicable year.
(3)
Represents the average of the amounts of total compensation reported for our named executive officers as a group, excluding Mr. Stockfish (“Other NEOs”) as set forth in the Total column of the Summary Compensation Table for the applicable year. Our Other NEOs for each year presented were as follows: for 2020, Russell S. Hagen, Adrian M. Blocker, James A. Kilberg and Keith J. O’Rear; for 2021, Nancy S. Loewe, Russell S. Hagen, Kristy T. Harlan and Keith J. O’Rear; for 2022, Nancy S. Loewe, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear; and for 2023, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear.

Peer Group Issuers, Footnote
(6)	Represents cumulative TSR of the S&P Global Timber and Forestry Index for the applicable year.

PEO Total Compensation Amount	$ 13,022,431	$ 12,969,306	$ 12,715,531	$ 11,159,069
PEO Actually Paid Compensation Amount	$ 15,217,383	6,616,958	17,032,291	12,495,593
Adjustment To PEO Compensation, Footnote
(2)	Represents CAP For Mr. Stockfish, as calculated in accordance with SEC rules. The following table shows the adjustments made to CEO total compensation in arriving at CAP for the applicable year.
Year	Summary Compensation Table Total for CEO ($)	Reported Grant Date Fair Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to CEO ($)
2023	13,022,431	(9,406,128)	11,709,348	(330,403)	222,135	15,217,383
2022	12,969,306	(8,765,081)	2,153,628	0	259,105	6,616,958
2021	12,715,531	(7,857,107)	12,240,850	(326,224)	259,241	17,032,291
2020	11,159,069	(6,942,865)	8,671,282	(581,691)	189,798	12,495,593
(a)	Represents amounts reported in the Stock Awards column in the Summary Compensation Table for each applicable year.
(b)
Equity award adjustments for each applicable year include the addition or subtraction of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (iv) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during the applicable year, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during the applicable year is reflected in the fair value of such awards. There were no equity awards that were granted and vested in the same year for any applicable year, and we generally do not grant such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO are set forth in the following table.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year ($)	Prior Year-End Fair Value of Equity Awards Forfeited During the Year ($)	Total Equity Award Adjustments ($)
2023	10,131,574	1,016,653	561,121	—	11,709,348
2022	6,470,132	(4,294,677)	(21,827)	—	2,153,628
2021	10,006,949	2,141,378	92,523	—	12,240,850
2020	7,674,440	1,111,101	(114,259)	—	8,671,282
(c)	Represents amounts reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the Summary Compensation Table for each applicable year.
(d)
Pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2023	222,135	—	222,135
2022	259,105	—	259,105
2021	259,241	—	259,241
2020	189,798	—	189,798

Non-PEO NEO Average Total Compensation Amount	$ 3,806,336	3,660,540	4,028,448	4,102,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,882,166	2,012,724	4,631,147	4,057,420
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of CAP for our Other NEOs as a group as calculated in accordance with SEC rules. The following table shows the adjustments made to the average total compensation of our Other NEOs in arriving at CAP for the applicable year.

Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Grant Date Fair Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Other NEOs ($)
2023	3,806,336	(2,005,675)	2,418,452	(406,507)	69,560	3,882,166
2022	3,660,540	(1,801,157)	95,212	(8,647)	66,776	2,012,724
2021	4,028,448	(1,860,787)	2,790,414	(367,558)	40,630	4,631,147
2020	4,102,792	(1,817,211)	2,378,401	(680,555)	73,993	4,057,420
(a)
Equity award adjustments made in computing the total average adjustments for the Other NEOs employ the same methodology used in making equity award adjustments for the CEO. The following table shows the amounts deducted or added in calculating the total average equity awards adjustments for the Other NEOs.

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End ($)	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	Average Fair Value as of Prior Year End of Equity Awards That Failed to Meet Vesting Conditions During the Year ($)	Total Equity Award Adjustments ($)
2023	2,151,833	191,725	74,894	—	2,418,452
2022	1,050,009	(516,427)	(20,629)	(417,741)	95,212
2021	2,378,529	386,926	24,959	—	2,790,414
2020	2,018,468	414,516	(54,583)	—	2,378,401
(b)
The average pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2023	69,560	—	69,560
2022	66,776	—	66,776
2021	40,630	—	40,630
2020	73,993	—	73,993

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationships Between Compensation Actually Paid and Specified Financial Measures
The following graphs depict the general relationships between the financial performance measures and CAP amounts set forth above in the Pay Versus Performance Table. Fluctuations in CAP are generally driven by changes to our stock price; changes to levels of projected and actual achievement of our PSU performance goals (which are based on our total shareholder return relative to that of an industry peer group, measured over a three-year performance period); changes in the degree of achievement of our short-term incentive plan goals; and, for pension service costs, changes to pension formula earnings (base pay and cash bonus) and key actuarial assumptions such as the applicable discount rate. Changes in the composition of our NEOs, particularly those involving newly appointed executive officers with relatively few outstanding equity awards, can also affect CAP from period to period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Description of Relationships Between Compensation Actually Paid and Specified Financial Measures
The following graphs depict the general relationships between the financial performance measures and CAP amounts set forth above in the Pay Versus Performance Table. Fluctuations in CAP are generally driven by changes to our stock price; changes to levels of projected and actual achievement of our PSU performance goals (which are based on our total shareholder return relative to that of an industry peer group, measured over a three-year performance period); changes in the degree of achievement of our short-term incentive plan goals; and, for pension service costs, changes to pension formula earnings (base pay and cash bonus) and key actuarial assumptions such as the applicable discount rate. Changes in the composition of our NEOs, particularly those involving newly appointed executive officers with relatively few outstanding equity awards, can also affect CAP from period to period.

Tabular List, Table
Table of Financial Performance Measures
Set forth below are the financial measures of company performance that the Compensation Committee and the board of directors view as the most important in aligning the interests and incentives of our executives with those of the company and its shareholders. The measures in this table are not listed in order of importance. How we define and use these measures in our executive compensation program, as well as the Compensation Committee’s reasons for choosing them, is discussed in our Compensation Discussion and Analysis, beginning on page 27.
Most Important Performance Measures
Adjusted EBITDA
Relative Total Shareholder Return
Return on Net Assets (RONA)

Total Shareholder Return Amount	$ 134.98	114.3	143.5	113.07
Peer Group Total Shareholder Return Amount	131.14	114.65	141.81	121.07
Net Income (Loss)	$ 839,000,000	$ 1,880,000,000	$ 2,607,000,000	$ 797,000,000
Company Selected Measure Amount	44.1	61.6	46.3	32.1
PEO Name	Mr. Stockfish	Mr. Stockfish	Mr. Stockfish	Mr. Stockfish
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description
(8)
Represents the company’s percentile ranking for the applicable year based on its One-Year TSR relative to that of a comparator group of industry peers used in our PSU long-term incentive awards. The industry peer group for the applicable year corresponds to the composition of the peer group for the same PSU plan year. The Compensation Committee has identified One-Year Relative TSR as the “Company Selected Measure”. While the committee does not view this measure as the single most important financial measure of performance used in the company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the Pay Versus Performance Table as the Company Selected Measure. The committee chose this measure because relative TSR is the basis for the performance goal in the PSU plan, in which all NEOs participate. In the PSU plan, relative TSR is measured over a three-year performance period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a one-year period) in the table. Other important measures of performance, such as Adjusted EBITDA and RONA, are used in different combinations in our short-term incentive plan performance goals among the NEOs.

Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Assets (RONA)
PEO | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,406,128)	$ (8,765,081)	$ (7,857,107)	$ (6,942,865)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,709,348	2,153,628	12,240,850	8,671,282
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,403)	0	(326,224)	(581,691)
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,135	259,105	259,241	189,798
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,131,574	6,470,132	10,006,949	7,674,440
PEO | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,653	(4,294,677)	2,141,378	1,111,101
PEO | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	561,121	(21,827)	92,523	(114,259)
PEO | Prior Year-End Fair Value of Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,135	259,105	259,241	189,798
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,005,675)	(1,801,157)	(1,860,787)	(1,817,211)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,418,452	95,212	2,790,414	2,378,401
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,507)	(8,647)	(367,558)	(680,555)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,560	66,776	40,630	73,993
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,560	66,776	40,630	73,993
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-End Fair Value of Current Year Awards Outstanding as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,151,833	1,050,009	2,378,529	2,018,468
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,725	(516,427)	386,926	414,516
Non-PEO NEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,894	(20,629)	24,959	(54,583)
Non-PEO NEO | Fair Value as of Prior Year End of Equity Awards that Failed to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (417,741)	$ 0	$ 0